Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues		$ 6,776	$ 10,638	$ 17,038
Cost of revenues		6,319	9,498	15,774
Gross Profit		457	1,140	1,264
Sales and marketing expenses		1,134	1,098	14,779
General and administrative expenses		5,703	6,080	2,383
Research and development expenses		853	476	419
Impairment of long-lived assets		138	951	135
Total operating expenses		7,828	8,605	17,716
Profit/(Loss) from operations		(7,371)	(7,465)	(16,452)
Other income/(expense), net		1,251	(1,380)	(228)
Profit/(Loss) before income tax		(6,120)	(8,845)	(16,680)
Income tax benefit(expenses)				(24)
Net profit/(loss)		(6,120)	(8,845)	(16,704)
Other comprehensive loss
Foreign currency translation gain/(loss)		(56)	(544)	57
Total comprehensive income/(loss)		$ (6,176)	$ (9,389)	$ (16,647)
Gain/(Loss) per ordinary share
Basic (in Dollars per share)		$ (0.2609)	$ (0.4601)	$ (1.4274)
Weighted average number of ordinary shares outstanding:
Basic (in Shares)	[1]	23,458,982	19,224,614	12,447,760

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 29, 2022